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                                         This is filed pursuant to Rule 497(e).
                                             File Nos. 333-87002 and 811-21081.

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                                     [LOGO]
                               ALLIANCEBERNSTEIN
                                  Investments

                                    ALLIANCEBERNSTEIN BLENDED STYLE SERIES FUND
                                       -AllianceBernstein Retirement Strategies

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Supplement dated March 22, 2007 to the Prospectus dated December 29, 2006, revised as of March 1, 2007, that offers Class A, Class R, Class K and Class I shares of AllianceBernstein 2000 Retirement Strategy, AllianceBernstein 2005 Retirement Strategy, AllianceBernstein 2010 Retirement Strategy, AllianceBernstein 2015 Retirement Strategy, AllianceBernstein 2020 Retirement Strategy, AllianceBernstein 2025 Retirement Strategy, AllianceBernstein 2030 Retirement Strategy, AllianceBernstein 2035 Retirement Strategy, AllianceBernstein 2040 Retirement Strategy and AllianceBernstein 2045 Retirement Strategy (the "Strategies").

The following information is added to the Strategies' Prospectus under the heading "Financial Highlights."

                                  Income from Investment Operations        Less Dividends and Distributions
                                 ------------------------------------ -----------------------------------------  ----------
                                                  Net         Net
                                                Realized    Increase
                                                  and      (Decrease)                           Net     Total
                                               Unrealized    in Net                            Asset  Investment Net Assets
                       Net Asset     Net      Gain (Loss)    Asset    Dividends  Distributions Value,   Return     End of
                        Value,    Investment       on        Value     from Net    from Net     End    Based on    Period
                       Beginning    Income     Investment     from    Investment   Realized      of   Net Asset    (000's
Fiscal Year or Period  of Period (Loss)(a)(b) Transactions Operations   Income       Gains     Period  Value(c)   omitted)
---------------------  --------- ------------ ------------ ---------- ---------- ------------- ------ ---------- ----------
AllianceBernstein 2000
 Retirement Strategy
Class A
Year ended 8/31/06....  $10.00      $0.15        $0.73       $0.88      $0.00        $0.00     $10.88    8.80%     $  938
AllianceBernstein 2005
 Retirement Strategy
Class A
Year ended 8/31/06....  $10.00      $0.13        $0.79       $0.92      $0.00        $0.00     $10.92    9.20%     $3,898
AllianceBernstein 2010
 Retirement Strategy
Class A
Year ended 8/31/06....  $10.00      $0.13        $0.87       $1.00      $0.00        $0.00     $11.00   10.00%     $9,180
AllianceBernstein 2015
 Retirement Strategy
Class A
Year ended 8/31/06....  $10.00      $0.11        $0.98       $1.09      $0.00        $0.00     $11.09   10.90%     $8,277
AllianceBernstein 2020
 Retirement Strategy
Class A
Year ended 8/31/06....  $10.00      $0.09        $1.09       $1.18      $0.00        $0.00     $11.18   11.80%     $9,573
AllianceBernstein 2025
 Retirement Strategy
Class A
Year ended 8/31/06....  $10.00      $0.08        $1.36       $1.44      $0.00        $0.00     $11.44   14.40%     $7,332

                               Ratios/Supplemental Data
                       --------------------------------------------------
                                 Ratio to
                          Average Net Assets of:     Ratio of
                       ---------------------           Net
                        Expenses,      Expenses,    Investment
                         Net of         Before        Income
                        Waivers/       Waivers/     (Loss) to   Portfolio
                        Reimbur-       Reimbur-      Average    Turnover
Fiscal Year or Period    sements        sements     Net Assets    Rate
---------------------  ---------     ---------      ----------  ---------
AllianceBernstein 2000
 Retirement Strategy
Class A
Year ended 8/31/06....   1.05%(d)(e)  104.94%(d)(e)    1.73%(b)    51%
AllianceBernstein 2005
 Retirement Strategy
Class A
Year ended 8/31/06....   1.03%(d)      13.72%(d)       1.36%(b)    44%
AllianceBernstein 2010
 Retirement Strategy
Class A
Year ended 8/31/06....   1.13%(d)       8.18%(d)       1.39%(b)     7%
AllianceBernstein 2015
 Retirement Strategy
Class A
Year ended 8/31/06....   1.13%(d)       8.93%(d)       1.12%(b)    12%
AllianceBernstein 2020
 Retirement Strategy
Class A
Year ended 8/31/06....   1.18%(d)       8.52%(d)       0.93%(b)     5%
AllianceBernstein 2025
 Retirement Strategy
Class A
Year ended 8/31/06....   1.18%(d)       8.73%(d)       0.79%(b)     6%

                                  Income from Investment Operations        Less Dividends and Distributions
                                 ------------------------------------ -----------------------------------------  ----------
                                                  Net         Net
                                                Realized    Increase
                                                  and      (Decrease)                           Net     Total
                                               Unrealized    in Net                            Asset  Investment Net Assets
                       Net Asset     Net      Gain (Loss)    Asset    Dividends  Distributions Value,   Return     End of
                        Value,    Investment       on        Value     from Net    from Net     End    Based on    Period
                       Beginning    Income     Investment     from    Investment   Realized      of   Net Asset    (000's
Fiscal Year or Period  of Period (Loss)(a)(b) Transactions Operations   Income       Gains     Period  Value(c)   omitted)
---------------------  --------- ------------ ------------ ---------- ---------- ------------- ------ ---------- ----------
AllianceBernstein 2030
 Retirement Strategy
Class A
Year ended 8/31/06....  $10.00      $0.03        $1.21       $1.24      $0.00        $0.00     $11.24   12.40%     $4,240
AllianceBernstein 2035
 Retirement Strategy
Class A
Year ended 8/31/06....  $10.00      $0.03        $1.27       $1.30      $0.00        $0.00     $11.30   13.00%     $3,290
AllianceBernstein 2040
 Retirement Strategy
Class A
Year ended 8/31/06....  $10.00      $0.02        $1.36       $1.38      $0.00        $0.00     $11.38   13.80%     $1,764
AllianceBernstein 2045
 Retirement Strategy
Class A
Year ended 8/31/06....  $10.00      $0.04        $1.38       $1.42      $0.00        $0.00     $11.42   14.20%     $1,057

                          Ratios/Supplemental Data
                       -------------------------------------
                                 Ratio to
                          Average Net Assets of:     Ratio of
                       ---------------------           Net
                        Expenses,     Expenses,     Investment
                         Net of        Before         Income
                        Waivers/      Waivers/      (Loss) to   Portfolio
                        Reimbur-      Reimbur-       Average    Turnover
Fiscal Year or Period    sements       sements      Net Assets    Rate
---------------------  ---------     ---------      ----------  ---------
AllianceBernstein 2030
 Retirement Strategy
Class A
Year ended 8/31/06....   1.19%(d)(e)   13.11%(d)(e)    0.35%(b)     7%
AllianceBernstein 2035
 Retirement Strategy
Class A
Year ended 8/31/06....   1.20%(d)(e)   17.78%(d)(e)    0.35%(b)    10%
AllianceBernstein 2040
 Retirement Strategy
Class A
Year ended 8/31/06....   1.21%(d)(e)   32.68%(d)(e)    0.20%(b)    20%
AllianceBernstein 2045
 Retirement Strategy
Class A
Year ended 8/31/06....   1.23%(d)(e)   44.80%(d)(e)    0.44%(b)    13%

-----------------
(a)Based on average shares outstanding.
(b)Net of expenses waived and reimbursed by the Adviser.
(c)Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.
(d)Expense ratios do not include expenses of the Underlying Portfolios in which the Strategies invest. For the year ended August 31, 2006, the estimated blended expense ratio was 0.07% for each of the Strategies.
(e)Ratios reflect expenses grossed up for expense offset arrangements with the Transfer Agent. For the period shown below, the net expense ratios were as follows:

                      Year Ended August 31, 2006
        -----------------------------------------------------
           2000       2030       2035       2040       2045
        Retirement Retirement Retirement Retirement Retirement
         Strategy   Strategy   Strategy   Strategy   Strategy
-       ---------- ---------- ---------- ---------- ----------
Class A    1.03%      1.18%      1.18%      1.18%      1.18%

This Supplement should be read in conjunction with the Prospectus for the Strategies.

You should retain this Supplement with your Prospectus for future reference.

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                                                             SUP-RTMT-0107-0307

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